NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of detailed information about business combination

The acquisition date fair value of the consideration transferred consisted of the following:
Cash	$75,084
Share-based consideration	8,000
Current portion of deferred consideration (i) (Note 12)	15,540
Long-term portion of deferred consideration (i) (Note 12)	26,355
Total consideration	$124,979

(i)Management's best estimate is that the early prepayment options will be exercised for all milestone payments (discounted at a rate of 7.5%): the fair value of the first milestone payment of $17 million, the second milestone prepayment of $10 million, and the third and fourth milestone prepayment of $20 million.

Net assets (liabilities) acquired:
Accounts receivable and other assets	$195
Inventory	13,800
Property, plant and equipment	29,981
Mineral property interests	105,877
Accounts payable	(1,003)
Accrued liabilities	(663)
Provision for environmental rehabilitation	(23,208)
Fair value of net assets acquired	$124,979
The table below presents the values of the assets purchased and liabilities assumed on the date of acquisition:

Net assets (liabilities) acquired:
Property, plant and equipment	$3,122
Other assets	1,767
Provision for environmental rehabilitation	(1,169)
Fair value of net assets acquired	$3,720

Disclosure of detailed information about asset acquisition	The components of consideration that were paid and the allocation to the net assets acquired is detailed in the table below:

Components of consideration paid:
Cash	$23,000
Common shares	27,000
Warrants	6,065
Transaction costs	309
$56,374

Allocated value:
Other assets	$28
Buildings and equipment	356
Mineral properties	58,041
Reclamation and closure cost obligations	(2,051)
$56,374

The disposal of the Company's 40% interest in South Arturo created no gain or loss of control. Components of consideration paid:
Book value of South Arturo asset (Note 4)	$42,819
NGM reimbursement	(7,331)
Transaction costs	3,289
Offtake Transfer Payment	1,750
Total consideration	$40,527
The table below presents the values of the assets purchased and liabilities assumed on the date of acquisition:

Net assets (liabilities) acquired:
Cash	$1,058
Inventory	3,474
Property, plant and equipment	166,480
Mineral property interests	65,521
Provision for environmental rehabilitation	(60,475)
Fair value of net assets acquired - Gross of tax	$176,058
Taxes payable	(1,125)
Deferred tax liability	(27,704)
Fair value of net assets acquired - Net of tax	$147,229

Income statement impact:
Gain arising on asset exchange - Gross of tax	$135,531
Income tax expense	28,829
Total gain arising on asset exchange - Net of tax	$106,702